Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Inventory Write-down	$ 2,028	$ 1,547
Unsold Inventory [Member]
Inventory Write-down	$ 1,125